COMBINED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Accounts and other current receivables, net	$ 960	$ 954
Inventories	1,960	1,922
Prepaid expenses and other	173	144
Total current assets	3,093	3,020
Property, Plant and Equipment, Net	4,192	3,376
Other Assets:
Goodwill	565	524
Other intangible assets, net	459	349
Other	274	290
Total other assets	1,298	1,163
Total assets	8,583	7,559
Current Liabilities:
Accounts payable	484	350
Accrued liabilities	1,156	1,360
Total current liabilities	1,640	1,710
Long-Term Liabilities	$ 1,196	$ 670
Commitments and Contingencies
Equity:
Net parent company investment	$ 6,180	$ 5,243
Accumulated other comprehensive loss	(433)	(64)
Total equity	5,747	5,179
Total liabilities and equity	$ 8,583	$ 7,559